Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Inventory
Inventory

Note 4 — Inventory

As of September 30, 2019 and December 31, 2018, inventory consisted of the following:

	September 30,	December 31,
	2019	2018
Raw materials	$46,884	$48,576
Finished goods	1,059,193	875,131
Total inventory	$1,106,077	$923,707

Note 5 — Inventory

As of December 31, 2018 and 2017, inventory consisted of the following:

	December 31,	December 31,
	2018	2017
Raw materials	$48,576	$30,410
Finished goods	875,131	209,651
Total inventory	$923,707	$240,061